Mortgage Notes Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009 Apartmentunit LandParcels Year Property Hector Project	Dec. 31, 2008
Mortgage notes payable
2011	$ 1,068,891,000
2012	474,221,000
2013	407,849,000
2014	498,576,000
2015	298,700,000
Mortgage notes payable	4,762,896,000	4,783,446,000
Interest rate range from minimum		0.0020
Interest rate range to maximum		0.12465
Average interest rate		4.89%
Mortgage Notes Payable (Textuals) [Abstract]
Write-off of unamortized deferred financing costs	1,000,000	1,100,000
Prepayment penalties of unamortized deferred financing costs	2,500,000
Early repayment of debt	70,000,000	2,400,000
Scheduled principal repayments	652,100,000	956,800,000
Amount obtained of mortgage loan proceeds by new mortgage loans		500,000,000
Obtained new mortgage loans	173,600,000	198,800,000
Assumed mortgage debt	359,100,000
Properties acquired	7	13
Maturity period of collateralized loan		11
Period for which interest rate is fixed		10
Rate of unconsolidated debt		5.60%
$ 40.0 million of Released debt	40,000,000	17,300,000
Properties disposed	2	2
Historical cost, net of accumulated depreciation, of encumbered properties	5,600,000,000	5,800,000,000
New mortgage loans	40,000,000
Loss (gain) on debt extinguishments	2,457,000	17,525,000	(18,656,000)
Mortgage Notes [Member]
Mortgage notes payable
2011	597,100,000
2012	342,088,000
2013	171,138,000
2014	86,041,000
2015	59,013,000
Thereafter	3,507,516,000
Mortgage notes payable	4,762,896,000
Secured Debt [Member]
Mortgage notes payable
Mortgage notes payable	543,400,000
Assumed Secured Debt [Member]
Mortgage notes payable
Mortgage notes payable	112,600,000	198,800,000
Cash collateral held by the lender	$ 42,600,000
Company range of interest rates on outstanding mortgage indebtedness at various dates through September 1, 2048 [Member]
Mortgage notes payable
Interest rate range from minimum	0.0021
Interest rate range to maximum	0.1125
Average interest rate	4.79%